Stock Prices and Dividends (Detail) (USD $)	3 Months Ended												12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Stock Prices and Dividends [Abstract]
High	$ 130.44	$ 129.40	$ 129.77	$ 110.21	$ 101.88	$ 98.15	$ 87.04	$ 87.71	$ 89.45	$ 91.47	$ 85.84	$ 92.01	$ 130.44	$ 101.88	$ 92.01
Low	$ 118.46	$ 108.66	$ 103.36	$ 94.81	$ 84.50	$ 86.51	$ 75.80	$ 70.42	$ 71.90	$ 76.92	$ 59.26	$ 60.36	$ 94.81	$ 70.42	$ 59.26
Dividends	$ 0.48	$ 0.48	$ 0.45	$ 0.45	$ 0.45	$ 0.43	$ 0.41	$ 0.41	$ 0.41	$ 0.39	$ 0.37	$ 0.37	$ 1.86	$ 1.70	$ 1.54